CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	2 Months Ended	6 Months Ended	8 Months Ended	14 Months Ended
	Sep. 30, 2010	Sep. 30, 2011	Mar. 31, 2011	Sep. 30, 2011
Net loss	$ (30,609)	$ (84,899)	$ (60,468)	$ (145,367)
Shares issued for services			5,000	5,000
Impairment of goodwill	2,000		2,000	2,000
Amortization		80		80
Increase in accounts payable	(1,500)	9,586	893	10,479
Increase in accrued interest payable - related party		1,165	280	1,445
Net cash used in operating activities	(30,109)	(74,068)	(52,295)	(126,363)
Payments for trademarks	(775)		(775)	(775)
Payments for website development	(244)		(244)	(244)
Net liabilities in acquisition of SquareRoot, Inc.	(800)		(800)	(800)
Net cash used in investing activities	(1,819)		(1,819)	(1,819)
Proceeds from line of credit - related party	1,000	33,965	22,596	56,291
Proceeds from sale of common stock, net of offering costs	32,200	40,720	32,200	72,920
Net cash provided by financing activities	33,200	74,415	54,796	129,211
NET CHANGE IN CASH	1,272	347	682	1,029
CASH AT BEGINNING OF YEAR		682
CASH AT END OF YEAR	1,272	1,029	682	1,029
Interest paid
Income taxes paid
Shares issued for services			5,000	5,000
Shares issues for acquisition of Squareroot, Inc.	$ 1,200		$ 1,200	$ 1,200